Crypto assets loan receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Crypto assets loan receivables
Gross balance	$ 59,650	$ 42,057
Fair value changes	(1,862)	84
Net carrying amount	$ 57,788	$ 42,141